[LETTERHEAD OF MORGAN LEWIS & BOCKIUS LLP, 1800 M STREET, NW
WASHINGTON DC 20036]






June 5, 2000

VIA EDGAR

Filing Room
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20649

Re:    The Arbor Fund
       File Nos. 33-50718 and 811-7102
       -------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectuses dated May 31, 2000 for the Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Tax-Managed Equity Portfolio, Golden Oak Small Cap Value Portfolio, Golden Oak International Equity Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond Portfolio, Golden Oak Prime Obligations Portfolio, OVB Equity Income Portfolio, OVB Capital Appreciation Portfolio, OVB Government Securities Portfolio, OVB West Virginia Tax-Exempt Income Portfolio and OVB Prime Obligations Portfolio and the Statements of Additional Information also dated May 31, 2000 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 28 filed electronically on May 31, 2000.

Please do not hesitate to contact me at (215) 963-4790 should you have any questions.

Sincerely,


/s/ Richard W. Grant
----------------------
Richard W. Grant